Employee Benefits - Outstanding Stock Options (Detail) - 12 months ended Dec. 31, 2015	€ / shares shares	$ / shares shares
Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	455,680	455,680
Weighted average remaining contractual life of outstanding options (years)	3 years 6 months	3 years 6 months
United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	237,005	237,005
Weighted average remaining contractual life of outstanding options (years)	5 years 17 days	5 years 17 days
0 - 10 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 0
Range of exercise prices, maximum | € / shares	€ 10
Number of outstanding options	0	0
0 - 10 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 0
Range of exercise prices, maximum | $ / shares		$ 10
Number of outstanding options	6,074	6,074
Weighted average remaining contractual life of outstanding options (years)	8 months 10 days	8 months 10 days
10 - 15 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 10
Range of exercise prices, maximum | € / shares	€ 15
Number of outstanding options	118,480	118,480
Weighted average remaining contractual life of outstanding options (years)	2 years 8 months 7 days	2 years 8 months 7 days
10 - 15 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 10
Range of exercise prices, maximum | $ / shares		$ 15
Number of outstanding options	0	0
15 - 20 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 15
Range of exercise prices, maximum | € / shares	€ 20
Number of outstanding options	109,685	109,685
Weighted average remaining contractual life of outstanding options (years)	1 year 4 months 26 days	1 year 4 months 26 days
15 - 20 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 15
Range of exercise prices, maximum | $ / shares		$ 20
Number of outstanding options	3,911	3,911
Weighted average remaining contractual life of outstanding options (years)	2 years 9 months 18 days	2 years 9 months 18 days
20 - 25 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 20
Range of exercise prices, maximum | € / shares	€ 25
Number of outstanding options	113,230	113,230
Weighted average remaining contractual life of outstanding options (years)	1 year 10 months 10 days	1 year 10 months 10 days
20 - 25 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 20
Range of exercise prices, maximum | $ / shares		$ 25
Number of outstanding options	59,506	59,506
Weighted average remaining contractual life of outstanding options (years)	2 years 1 month 6 days	2 years 1 month 6 days
25 - 40 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 25
Range of exercise prices, maximum | € / shares	€ 40
Number of outstanding options	13,561	13,561
Weighted average remaining contractual life of outstanding options (years)	5 years 9 months 10 days	5 years 9 months 10 days
25 - 40 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 25
Range of exercise prices, maximum | $ / shares		$ 40
Number of outstanding options	53,352	53,352
Weighted average remaining contractual life of outstanding options (years)	2 years 10 months 18 days	2 years 10 months 18 days
40 - 50 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 40
Range of exercise prices, maximum | € / shares	€ 50
Number of outstanding options	20,042	20,042
Weighted average remaining contractual life of outstanding options (years)	6 years 9 months 18 days	6 years 9 months 18 days
40 - 50 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 40
Range of exercise prices, maximum | $ / shares		$ 50
Number of outstanding options	959	959
Weighted average remaining contractual life of outstanding options (years)	5 years 7 months 13 days	5 years 7 months 13 days
50 - 60 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 50
Range of exercise prices, maximum | € / shares	€ 60
Number of outstanding options	11,627	11,627
Weighted average remaining contractual life of outstanding options (years)	7 years 11 months 4 days	7 years 11 months 4 days
50 - 60 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 50
Range of exercise prices, maximum | $ / shares		$ 60
Number of outstanding options	6,923	6,923
Weighted average remaining contractual life of outstanding options (years)	6 years 8 months 20 days	6 years 8 months 20 days
60 - 70 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 60
Range of exercise prices, maximum | € / shares	€ 70
Number of outstanding options	25,844	25,844
Weighted average remaining contractual life of outstanding options (years)	7 years 11 months 4 days	7 years 11 months 4 days
60 - 70 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 60
Range of exercise prices, maximum | $ / shares		$ 70
Number of outstanding options	801	801
Weighted average remaining contractual life of outstanding options (years)	7 years 24 days	7 years 24 days
70 - 80 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 70
Range of exercise prices, maximum | € / shares	€ 80
Number of outstanding options	21,639	21,639
Weighted average remaining contractual life of outstanding options (years)	9 years 3 months 26 days	9 years 3 months 26 days
70 - 80 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 70
Range of exercise prices, maximum | $ / shares		$ 80
Number of outstanding options	43,753	43,753
Weighted average remaining contractual life of outstanding options (years)	7 years 1 month 19 days	7 years 1 month 19 days
80 - 90 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 80
Range of exercise prices, maximum | € / shares	€ 90
Number of outstanding options	8,107	8,107
Weighted average remaining contractual life of outstanding options (years)	9 years 3 months 20 days	9 years 3 months 20 days
80 - 90 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 80
Range of exercise prices, maximum | $ / shares		$ 90
Number of outstanding options	21,571	21,571
Weighted average remaining contractual life of outstanding options (years)	8 years 8 months 27 days	8 years 8 months 27 days
90 - 100 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 90
Range of exercise prices, maximum | € / shares	€ 100
Number of outstanding options	13,465	13,465
Weighted average remaining contractual life of outstanding options (years)	9 years 3 months 8 days	9 years 3 months 8 days
90 - 100 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 90
Range of exercise prices, maximum | $ / shares		$ 100
Number of outstanding options	29,204	29,204
Weighted average remaining contractual life of outstanding options (years)	8 years 4 months	8 years 4 months
100 - 110 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 100
Range of exercise prices, maximum | € / shares	€ 110
Number of outstanding options	0	0
100 - 110 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 100
Range of exercise prices, maximum | $ / shares		$ 110
Number of outstanding options	10,951	10,951
Weighted average remaining contractual life of outstanding options (years)	9 years 3 months 26 days	9 years 3 months 26 days